Preferred and Common Stock - Equity Offering and Continuous Offering Program (Details) - USD ($) $ / shares in Units, $ in Thousands	10 Months Ended		12 Months Ended
	Nov. 29, 2019	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Net proceeds			$ 15,468
Common Stock
Common stock shares authorized			250,000,000	250,000,000
Common stock - par value			$ 0.0001	$ 0.0001
Common stock shares issued			15,873,391	13,280,927
Common stock shares outstanding			15,873,391	13,280,927
Common Stock
Issuance of common shares			2,145,020
Net proceeds			$ 1
Common Stock | Registered Direct Offering
Issuance of common shares		1,875,000
Price per share		$ 8
Gross proceeds		$ 15,000
Agents' costs		675
Offering costs		957
Net proceeds		$ 13,368
Common Stock | Continuous Offering Program Sales Agreement
Issuance of common shares			270,020
Net proceeds			$ 2,099
Common Stock | Continuous Offering Program Sales Agreement | Maximum
Sale of Stock, Consideration Received	$ 25,000